Calvert
Small/Mid-Cap Fund
March 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Aerospace & Defense — 2.0%
Hexcel Corp.	4,561	$ 249,760
Woodward, Inc.	1,977	360,783
		$ 610,543
Automobile Components — 2.0%
Dorman Products, Inc.(1)	5,044	$ 608,004
		$ 608,004
Banks — 7.2%
Commerce Bancshares, Inc.	14,926	$ 928,845
First Financial Bankshares, Inc.	18,414	661,431
SouthState Corp.	6,623	614,747
		$2,205,023
Biotechnology — 1.3%
Neurocrine Biosciences, Inc.(1)	3,652	$403,911
		$403,911
Building Products — 5.8%
A.O. Smith Corp.	8,070	$527,455
AAON, Inc.	5,561	434,481
Advanced Drainage Systems, Inc.	2,681	291,291
AZEK Co., Inc.(1)	8,099	395,960
AZZ, Inc.	1,465	122,489
		$1,771,676
Capital Markets — 4.9%
LPL Financial Holdings, Inc.	1,720	$562,681
Tradeweb Markets, Inc., Class A	6,301	935,446
		$1,498,127
Chemicals — 2.1%
Balchem Corp.	1,922	$319,052
Quaker Chemical Corp.	2,691	332,635
		$651,687
Consumer Staples Distribution & Retail — 2.4%
Casey's General Stores, Inc.	334	$144,969
Performance Food Group Co.(1)	7,352	578,088
		$723,057
Containers & Packaging — 2.7%
AptarGroup, Inc.	5,597	$830,483
		$830,483
Security	Shares	Value
Distributors — 1.2%
LKQ Corp.	8,823	$ 375,330
		$ 375,330
Electric Utilities — 0.7%
Alliant Energy Corp.	3,570	$ 229,729
		$ 229,729
Electronic Equipment, Instruments & Components — 2.6%
Badger Meter, Inc.	1,857	$ 353,294
CDW Corp.	1,938	310,584
Novanta, Inc.(1)	1,133	144,877
		$808,755
Financial Services — 0.6%
Euronet Worldwide, Inc.(1)	1,814	$193,826
		$193,826
Food Products — 0.9%
Freshpet, Inc.(1)	1,534	$127,583
Lancaster Colony Corp.	781	136,675
		$264,258
Ground Transportation — 1.3%
Landstar System, Inc.	2,656	$398,931
		$398,931
Health Care Equipment & Supplies — 1.5%
Cooper Cos., Inc.(1)	5,277	$445,115
		$445,115
Health Care Providers & Services — 2.9%
Addus HomeCare Corp.(1)	3,186	$315,064
Chemed Corp.	961	591,322
		$906,386
Health Care Technology — 0.4%
Certara, Inc.(1)	12,374	$122,503
		$122,503
Hotels, Restaurants & Leisure — 5.8%
Aramark	16,595	$572,860
Domino's Pizza, Inc.	856	393,289
Texas Roadhouse, Inc.	948	157,965
Wyndham Hotels & Resorts, Inc.	7,334	663,800
		$1,787,914
Household Durables — 1.4%
Meritage Homes Corp.	2,187	$155,014

Calvert
Small/Mid-Cap Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
NVR, Inc.(1)	40	$ 289,776
		$ 444,790
Household Products — 1.2%
Church & Dwight Co., Inc.	3,298	$ 363,077
		$ 363,077
Industrial REITs — 3.2%
EastGroup Properties, Inc.	3,485	$ 613,883
Rexford Industrial Realty, Inc.	9,643	377,523
		$991,406
Insurance — 11.7%
American Financial Group, Inc.	3,511	$461,135
Arch Capital Group Ltd.	1,614	155,234
First American Financial Corp.	5,324	349,414
Hamilton Insurance Group Ltd., Class B(1)	16,164	335,080
Kemper Corp.	4,552	304,301
Kinsale Capital Group, Inc.	744	362,112
Ryan Specialty Holdings, Inc.	5,190	383,385
Selective Insurance Group, Inc.	2,209	202,212
W.R. Berkley Corp.	6,054	430,803
White Mountains Insurance Group Ltd.	323	622,037
		$3,605,713
Life Sciences Tools & Services — 1.0%
Avantor, Inc.(1)	19,186	$311,005
		$311,005
Machinery — 11.4%
Albany International Corp., Class A	5,975	$412,514
Atmus Filtration Technologies, Inc.	10,582	388,677
Donaldson Co., Inc.	6,278	421,003
ESCO Technologies, Inc.	3,629	577,447
Franklin Electric Co., Inc.	4,624	434,101
Graco, Inc.	6,022	502,897
Middleby Corp.(1)	3,277	498,038
Nordson Corp.	1,281	258,403
		$3,493,080
Media — 0.8%
John Wiley & Sons, Inc., Class A	5,725	$255,106
		$255,106
Multi-Utilities — 0.8%
CMS Energy Corp.	3,361	$252,445
		$252,445
Professional Services — 3.9%
CBIZ, Inc.(1)	11,513	$873,376
Security	Shares	Value
Professional Services (continued)
Dayforce, Inc.(1)	5,543	$ 323,323
		$ 1,196,699
Residential REITs — 2.4%
Equity LifeStyle Properties, Inc.	11,149	$ 743,638
		$ 743,638
Semiconductors & Semiconductor Equipment — 3.3%
Allegro MicroSystems, Inc.(1)	12,306	$ 309,250
Diodes, Inc.(1)	5,105	220,383
ON Semiconductor Corp.(1)	5,280	214,843
Teradyne, Inc.	1,612	133,151
Universal Display Corp.	1,044	145,617
		$1,023,244
Software — 4.7%
CCC Intelligent Solutions Holdings, Inc.(1)	46,442	$419,371
Clearwater Analytics Holdings, Inc., Class A(1)	10,166	272,449
nCino, Inc.(1)(2)	4,572	125,593
Progress Software Corp.	2,095	107,913
SPS Commerce, Inc.(1)	1,550	205,732
Tyler Technologies, Inc.(1)	513	298,253
		$1,429,311
Specialty Retail — 2.6%
Burlington Stores, Inc.(1)	1,304	$310,783
Group 1 Automotive, Inc.	934	356,741
RH(1)	503	117,908
		$785,432
Trading Companies & Distributors — 2.4%
Core & Main, Inc., Class A(1)	15,123	$730,592
		$730,592
Total Common Stocks (identified cost $24,285,529)		$30,460,796

Calvert
Small/Mid-Cap Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 1.6%
Affiliated Fund — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(3)	364,642	$ 364,642
Total Affiliated Fund (identified cost $364,642)		$ 364,642
Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(4)	133,517	$ 133,517
Total Securities Lending Collateral (identified cost $133,517)		$ 133,517
Total Short-Term Investments (identified cost $498,159)		$ 498,159
Total Investments — 100.7% (identified cost $24,783,688)		$30,958,955
Other Assets, Less Liabilities — (0.7)%		$ (205,447)
Net Assets — 100.0%		$30,753,508

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $124,329 and the total market value of the collateral received by the Fund was $133,517, comprised of cash.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2025.
(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
REITs	– Real Estate Investment Trusts

Calvert
Small/Mid-Cap Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at March 31, 2025.
Affiliated Investments
At March 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $364,642, which represents 1.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$416,828	$1,305,280	$(1,357,466)	$ —	$ —	$364,642	$1,954	364,642

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$30,460,796(1)	$ —	$ —	$30,460,796
Short-Term Investments:
Affiliated Fund	364,642	—	—	364,642
Securities Lending Collateral	133,517	—	—	133,517
Total Investments	$30,958,955	$ —	$ —	$30,958,955

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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